Acquisitions	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business Combination [Text Block]

3. Acquisitions

Logicquest Technology, Inc.

In April 2023, the Company executed a purchase agreement for 99.4 million shares of restricted common stock of Logicquest Technology, Inc., a Nevada corporation (“Logicquest”) representing ownership of 99.1% of Logicquest, 48 shares of Series C Convertible Non-Redeemable Preferred Stock of Logicquest, and 10 shares of Series D Convertible Non-Redeemable Preferred Stock of Logicquest, in exchange for an aggregate purchase price of $225,000. Logicquest was a shell company (as defined in Rule 12b-2 of the Exchange Act) quoted on the Over-the-Counter Pink Open Market under the symbol “LOGQ” and is required to file reports and other information with the SEC pursuant to the Exchange Act. In June 2023, the Company merged the assets of Coyni, Inc., a wholly-owned subsidiary of the Company, and Logicquest, with Logicquest as the surviving entity. Subsequently, Logicquest changed its name to Coyni, Inc. (“Coyni PubCo”). In the fourth quarter of 2023, the Company amended the share purchase agreement to reflect 98 million shares of restricted common stock of Logicquest, 48 shares of Series C Convertible Non-Redeemable Preferred Stock of Logicquest, and 10 shares of Series D Convertible Non-Redeemable Preferred Stock of Logicquest, in exchange for an aggregate purchase price of $225,000. In accordance with ASC 805, Business Combinations, this transaction was accounted for as an asset acquisition and the acquired assets are included in the consolidated financial statements of the Company as of December 31, 2024.

As previously disclosed, the Company originally intended to transfer the Coyni Platform assets, which are owned by the Company, into Coyni PubCo, and subsequently spin-off Coyni PubCo into a new publicly traded entity. However, we subsequently determined that it was in the best interest of the Company and its shareholders to retain the Coyni Platform at the Company to expand payment processing and banking-as-a-service solutions. As such, management no longer plans to pursue a spin-off of Coyni PubCo.

Merchant Payment Solutions LLC

In November 2021, the Company executed a term sheet to acquire certain Automated Clearing House (“ACH”) business of Merchant Payment Solutions LLC (“MPS”). Upon execution of the term sheet, the Company made a refundable earnest money deposit in the amount of $725,000 toward the total purchase price. After conducting due diligence, the Company elected to terminate the term sheet on April 21, 2023. In June 2023, the Company and MPS agreed to finalize a Portfolio Purchase Agreement (“Purchase Agreement”). Pursuant to the Purchase Agreement, the Company acquired the ACH portfolio of MPS for $725,000. In accordance with ASC 805, Business Combinations, this transaction was accounted for as an asset acquisition.